Financial Risk Management Objectives and Policies - Summary of Liquidity Risk (Detail) - Liquidity risk [member] - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statements [Line Items]
Financial assets held for managing liquidity risk	€ 362,205	€ 145,117
Cash And Cash Equivalents [Member]
Statements [Line Items]
Financial assets held for managing liquidity risk	148,519	132,994
Bonds [Member]
Statements [Line Items]
Financial assets held for managing liquidity risk	58,756	12,123
Short-Term Deposits [Member]
Statements [Line Items]
Financial assets held for managing liquidity risk	€ 154,930	€ 0